Other assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Other amounts receivable from customers	R$ 1,909,055	R$ 1,853,699
Prepaid expenses	1,204,673	1,272,342
Contractual Guarantees from Former Controlling Shareholders	496	496
Actuarial asset (Note 21)	341,013	338,820
Other receivables (1)	3,500,220	2,531,294
Total	R$ 6,955,457	R$ 5,996,651